Schedule of amortization (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 10,637,671	R$ 10,937,756
With breach of contratual obligations	4,572,424	4,399,110
Twenty Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	281,793	907,343
Twenty Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	1,195,389	1,157,584
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	1,309,931	1,268,619
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	1,182,709	1,145,377
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	995,926	964,410
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	443,126	428,750
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	346,115	334,753
Twenty Twenty Nine And Thereaftert [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	4,882,682	4,730,920
With breach of contratual obligations	R$ 4,572,424	R$ 4,399,110